Employee Savings and Stock Ownership Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
U.S. Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Company match of eligible compensation, high end of range	6.00%
Employer match of employee contributions, pre January 1, 2009, low end of range	60.00%
Employer match of employee contributions, pre January 1, 2009, high end of range	75.00%
Company match of eligible compensation, percent for employees hired on or after January 1, 2009.	100.00%
Company contribution to employer retirement income account for employees hired on or after January 1, 2009	3.00%
Tax benefit related to dividends paid on unallocated ESOP shares		$ 1	$ 2
Foreign Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Expenses related to international defined contribution plans	36	$ 22	$ 23